Schedule of Investments (unaudited) March 31, 2020	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.6%

Australia — 4.8%
Ansell Ltd.	785,600	$13,009,429
Sonic Healthcare Ltd.	912,606	13,716,306

		26,725,735

Canada — 9.7%
Rogers Communications, Inc., Class B	620,637	25,905,079
TELUS Corp.	1,807,028	28,569,866

		54,474,945

Denmark — 4.0%
Novo Nordisk A/S, Class B	379,273	22,648,681

Finland — 3.6%
Kone OYJ, Class B	364,809	20,429,546

France — 6.1%
Sanofi	268,853	23,275,893
Schneider Electric SE	126,924	10,727,978

		34,003,871

Germany — 2.8%
Deutsche Post AG, Registered Shares	583,422	15,640,719

India — 0.2%
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $3,948,600)(a)(b)	5,300	862,310

Netherlands — 6.3%
Heineken NV	188,621	16,007,101
Koninklijke Philips NV	464,302	19,063,013

		35,070,114

Singapore — 3.8%
DBS Group Holdings Ltd.	829,900	10,828,660
United Overseas Bank Ltd.	772,900	10,604,218

		21,432,878

Sweden — 2.9%
Tele2 AB, Class B	1,213,178	16,163,214

Switzerland — 15.5%
Cie Financiere Richemont SA, Registered Shares	204,395	10,925,695
Nestle SA, Registered Shares	313,503	32,092,608
Novartis AG, Registered Shares	392,257	32,360,723
SGS SA, Registered Shares	5,068	11,689,211

		87,068,237

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,322,000	11,901,055

United Kingdom — 28.0%
AstraZeneca PLC	169,629	15,113,757

Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	2,838,976	$18,240,479
British American Tobacco PLC	673,719	22,950,416
Diageo PLC	519,826	16,483,437
GlaxoSmithKline PLC	1,056,543	19,825,145
Reckitt Benckiser Group PLC	230,060	17,524,954
RELX PLC	760,217	16,253,224
Unilever PLC	602,531	30,385,754

		156,777,166

United States — 5.8%
3M Co.(c)(d)	77,421	10,568,741
Amcor PLC	2,772,914	22,200,039

		32,768,780

Total Common Stocks — 95.6% (Cost — $567,076,475)		535,967,251

Preferred Stock — 0.6%

China — 0.6%
Xiaoju Kuaizhi Inc., Series A-17, (Acquired 07/28/15, cost $2,106,332),(a)(b)	76,800	3,223,296

Total Preferred Stock — 0.6% (Cost — $2,106,332)		3,223,296

Total Long-Term Investments — 96.2% (Cost — $569,182,807)		539,190,547

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)	16,033,706	16,033,706

Total Short-Term Securities — 2.9% (Cost — $16,033,706)		16,033,706

Total Investments Before Options Written — 99.1% (Cost — $585,216,513)		555,224,253

Options Written — (1.2)% (Premiums Received — $7,139,825)		(6,647,548)

Total Investments, Net of Options Written — 97.9% (Cost — $578,076,688)		548,576,705

Other Assets Less Liabilities — 2.1%		11,828,722

Net Assets — 100.0%		$560,405,427

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced International Dividend Trust (BGY)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,085,606, representing 0.7% of its net assets as of period end, and an original cost of $6,054,932.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Issuer	Shares Held at 12/31/19	Shares purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,518,842	—	(1,485,136	)(b)	16,033,706	$16,033,706	$50,363	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Portfolio Abbreviations

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	119	04/09/20	USD	146.00	USD	1,624	$(10,650)
Rogers Communication, Inc., Class B	198	04/09/20	CAD	61.00	CAD	1,163	(15,336)
3M Co.	207	04/17/20	USD	160.00	USD	2,826	(2,380)
3M Co.	28	04/17/20	USD	150.00	USD	382	(2,702)
Rogers Communication, Inc., Class B	402	05/15/20	CAD	56.00	CAD	2,361	(148,540)
Rogers Communication, Inc., Class B	198	05/15/20	CAD	64.00	CAD	1,163	(24,622)
Rogers Communication, Inc., Class B	720	04/17/20	CAD	66.00	CAD	4,229	(28,906)
TELUS Corp.	2,220	05/15/20	CAD	22.00	CAD	4,940	(194,031)
TELUS Corp.	1,352	05/15/20	CAD	23.00	CAD	3,008	(95,180)

							$(522,347)

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ansell Ltd.	Morgan Stanley & Co. International PLC	45,900	04/01/20	AUD	33.23	AUD	1,236	$—
British American Tobacco PLC	UBS AG	84,900	04/01/20	GBP	33.86	GBP	2,329	—
Compagnie Financiere Richemont SA	UBS AG	57,500	04/01/20	CHF	73.55	CHF	2,958	—
Diageo PLC	Morgan Stanley & Co. International PLC	124,500	04/01/20	GBP	31.45	GBP	3,178	—
Diageo PLC	UBS AG	26,700	04/01/20	GBP	29.40	GBP	682	—
GlaxoSmithKline PLC	Credit Suisse International	52,300	04/01/20	GBP	16.64	GBP	790	—
Heineken NV	Credit Suisse International	44,800	04/01/20	EUR	105.56	EUR	3,447	—
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	128,300	04/01/20	EUR	45.37	EUR	4,777	—
Nestle SA, Registered Shares	UBS AG	25,900	04/01/20	CHF	110.45	CHF	2,552	—
TELUS Corp.	Goldman Sachs International	114,400	04/02/20	CAD	26.80	CAD	2,545	(3)
Ansell Ltd.	UBS AG	63,800	04/08/20	AUD	32.75	AUD	1,717	(202)
Rogers Communication, Inc., Class B	Credit Suisse International	79,300	04/08/20	CAD	66.95	CAD	4,658	(5,342)
Amcor PLC	UBS AG	393,800	04/14/20	AUD	14.80	AUD	5,127	(3,866)
Sanofi	Citibank N.A.	33,600	04/14/20	EUR	88.65	EUR	2,638	(9,925)
Schneider Electric SE	Credit Suisse International	52,700	04/14/20	EUR	96.30	EUR	4,039	(2,603)
Unilever PLC	UBS AG	28,500	04/14/20	GBP	44.42	GBP	1,157	(11,307)
Ansell Ltd.	JPMorgan Chase Bank N.A.	78,500	04/15/20	AUD	32.29	AUD	2,113	(2,296)
United Overseas Bank Ltd.	UBS AG	40,900	04/15/20	SGD	24.80	SGD	798	(2)
United Overseas Bank Ltd.	UBS AG	58,900	04/15/20	SGD	22.32	SGD	1,149	(1,005)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	62,500	04/16/20	GBP	74.67	GBP	4,483	(136,894)
Bae Systems PLC	Credit Suisse International	157,500	04/16/20	GBP	6.26	GBP	814	(2,811)
Bae Systems PLC	UBS AG	283,000	04/16/20	GBP	6.60	GBP	1,463	(3,144)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	158,500	04/16/20	EUR	30.58	EUR	3,853	(1,671)
Heineken NV	Morgan Stanley & Co. International PLC	32,400	04/16/20	EUR	100.35	EUR	2,493	(996)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	8,100	04/16/20	CHF	107.96	CHF	798	(1,450)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	73,400	04/16/20	CHF	88.94	CHF	5,829	(15,412)
Novo Nordisk A/S, Class B	UBS AG	84,100	04/16/20	DKK	432.86	DKK	33,995	(38,278)
TELUS Corp.	Credit Suisse International	49,000	04/16/20	CAD	26.85	CAD	1,090	(6,218)
TELUS Corp.	Morgan Stanley & Co. International PLC	108,000	04/16/20	CAD	27.48	CAD	2,403	(9,472)
Amcor PLC	Morgan Stanley & Co. International PLC	232,000	04/21/20	AUD	15.02	AUD	3,021	(5,193)
Koninklijke Philips NV	UBS AG	59,900	04/21/20	EUR	40.12	EUR	2,230	(63,425)
RELX PLC	Credit Suisse International	184,800	04/21/20	EUR	23.68	EUR	3,583	(14,671)
Ansell Ltd.	Goldman Sachs International	63,800	04/22/20	AUD	24.69	AUD	1,717	(120,644)
Ansell Ltd.	Morgan Stanley & Co. International PLC	42,000	04/22/20	AUD	30.87	AUD	1,131	(6,309)
AstraZeneca PLC	Credit Suisse International	30,700	04/22/20	GBP	74.01	GBP	2,202	(88,783)
Bae Systems PLC	Credit Suisse International	126,400	04/22/20	GBP	5.25	GBP	653	(32,869)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	69,600	04/22/20	EUR	27.18	EUR	1,692	(25,055)
Novartis AG, Registered Shares	Credit Suisse International	29,400	04/22/20	CHF	82.87	CHF	2,335	(56,625)
Novo Nordisk A/S, Class B	Credit Suisse International	56,600	04/22/20	DKK	434.62	DKK	22,879	(34,561)
Sanofi	Credit Suisse International	39,800	04/22/20	EUR	82.84	EUR	3,124	(87,061)
Sonic Healthcare Ltd.	Goldman Sachs International	184,800	04/22/20	AUD	23.23	AUD	4,515	(231,328)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	350,000	04/22/20	TWD	323.70	TWD	95,284	(3,546)
Tele2 AB, Class B	Morgan Stanley & Co. International PLC	139,000	04/22/20	SEK	127.17	SEK	18,320	(122,743)
Bae Systems PLC	Credit Suisse International	157,500	04/23/20	GBP	6.26	GBP	814	(5,180)
Bae Systems PLC	UBS AG	283,000	04/23/20	GBP	6.60	GBP	1,463	(4,924)

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
British American Tobacco PLC	UBS AG	97,000	04/23/20	GBP	32.75	GBP	2,661	$(8,227)
Compagnie Financiere Richemont SA	UBS AG	34,400	04/23/20	CHF	64.56	CHF	1,770	(2,536)
DBS Group Holdings Ltd.	Citibank N.A.	145,300	04/23/20	SGD	23.80	SGD	2,695	(18)
GlaxoSmithKline PLC	UBS AG	286,000	04/23/20	GBP	16.68	GBP	4,321	(47,598)
KONE OYJ, Class B	UBS AG	13,000	04/23/20	EUR	52.23	EUR	660	(24,167)
Nestle SA, Registered Shares	UBS AG	71,100	04/23/20	CHF	105.78	CHF	7,005	(46,531)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	700	04/23/20	CHF	2,496.88	CHF	1,554	(6,934)
TELUS Corp.	Goldman Sachs International	135,800	04/23/20	CAD	25.80	CAD	3,022	(4,755)
Diageo PLC	UBS AG	20,600	04/24/20	GBP	29.67	GBP	526	(2,947)
Koninklijke Philips NV	UBS AG	34,600	04/28/20	EUR	34.99	EUR	1,288	(145,820)
Schneider Electric SE	Morgan Stanley & Co. International PLC	4,500	04/28/20	EUR	87.01	EUR	345	(7,880)
United Overseas Bank Ltd.	UBS AG	58,900	04/28/20	SGD	22.32	SGD	1,149	(3,415)
Amcor PLC	UBS AG	403,800	04/29/20	AUD	12.96	AUD	5,257	(160,122)
Ansell Ltd.	UBS AG	59,500	04/29/20	AUD	25.15	AUD	1,602	(97,992)
Bae Systems PLC	Credit Suisse International	135,200	04/29/20	GBP	5.56	GBP	699	(24,413)
British American Tobacco PLC	Credit Suisse International	54,000	04/29/20	GBP	28.78	GBP	1,481	(56,826)
Deutsche Post AG, Registered Shares	Credit Suisse International	42,800	04/29/20	EUR	25.02	EUR	1,040	(51,799)
Heineken NV	Credit Suisse International	26,500	04/29/20	EUR	93.82	EUR	2,039	(1,384)
KONE OYJ, Class B	UBS AG	46,200	04/29/20	EUR	54.20	EUR	2,346	(57,365)
Reckitt Benckiser Group PLC	Credit Suisse International	51,800	04/29/20	GBP	65.05	GBP	3,177	(53,862)
Sonic Healthcare Ltd.	UBS AG	44,400	04/29/20	AUD	30.96	AUD	1,085	(915)
TELUS Corp.	Credit Suisse International	49,000	04/29/20	CAD	26.85	CAD	1,090	(1,627)
TELUS Corp.	Morgan Stanley & Co. International PLC	108,000	04/29/20	CAD	27.48	CAD	2,403	(2,058)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	112,000	04/29/20	TWD	317.20	TWD	30,491	(3,871)
Tele2 AB, Class B	Credit Suisse International	139,000	04/29/20	SEK	136.81	SEK	18,320	(61,590)
Tele2 AB, Class B	Citibank N.A.	128,900	04/29/20	SEK	145.54	SEK	16,989	(19,879)
GlaxoSmithKline PLC	UBS AG	115,100	04/30/20	GBP	14.56	GBP	1,739	(147,923)
Nestle SA, Registered Shares	UBS AG	67,300	04/30/20	CHF	91.22	CHF	6,631	(511,564)
RELX PLC	Citibank N.A.	116,500	04/30/20	EUR	18.01	EUR	2,259	(246,903)
Rogers Communication, Inc., Class B	Goldman Sachs International	62,000	04/30/20	CAD	61.70	CAD	3,642	(78,965)
Unilever PLC	UBS AG	69,800	04/30/20	GBP	39.51	GBP	2,834	(243,696)
Bae Systems PLC	Morgan Stanley & Co. International PLC	135,000	05/05/20	GBP	4.92	GBP	698	(71,935)
KONE OYJ, Class B	UBS AG	62,800	05/05/20	EUR	48.37	EUR	3,189	(292,857)
Novartis AG, Registered Shares	Credit Suisse International	73,700	05/05/20	CHF	74.82	CHF	5,853	(504,796)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	68,000	05/05/20	DKK	376.41	DKK	27,487	(360,892)
Sonic Healthcare Ltd.	Goldman Sachs International	86,400	05/05/20	AUD	29.19	AUD	2,111	(8,904)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	266,000	05/05/20	TWD	272.64	TWD	72,416	(119,123)
United Overseas Bank Ltd.	Goldman Sachs International	111,900	05/05/20	SGD	20.18	SGD	2,182	(46,859)
DBS Group Holdings Ltd.	Citibank N.A.	145,300	05/06/20	SGD	23.80	SGD	2,695	(1,602)
Diageo PLC	Morgan Stanley & Co. International PLC	62,100	05/06/20	GBP	22.71	GBP	1,585	(256,194)
Reckitt Benckiser Group PLC	Credit Suisse International	51,800	05/06/20	GBP	65.05	GBP	3,177	(68,484)
SGS SA, Registered Shares	Credit Suisse International	1,500	05/06/20	CHF	2,093.46	CHF	3,330	(311,123)
Sanofi	Credit Suisse International	47,600	05/06/20	EUR	79.73	EUR	3,737	(140,410)
Tele2 AB, Class B	Credit Suisse International	139,000	05/06/20	SEK	119.08	SEK	18,320	(221,915)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	95,000	05/12/20	AUD	28.28	AUD	2,321	(20,109)
KONE OYJ, Class B	UBS AG	42,100	05/26/20	EUR	52.28	EUR	2,138	(90,543)
RELX PLC	UBS AG	40,700	05/26/20	EUR	19.88	EUR	789	(38,155)
Unilever PLC	UBS AG	172,800	05/26/20	GBP	40.70	GBP	7,016	(291,904)

								$(6,125,201)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$26,725,735	$—	$26,725,735
Canada	54,474,945	—	—	54,474,945
Denmark	—	22,648,681	—	22,648,681
Finland	—	20,429,546	—	20,429,546
France	—	34,003,871	—	34,003,871
Germany	—	15,640,719	—	15,640,719
India	—	—	862,310	862,310
Netherlands	—	35,070,114	—	35,070,114
Singapore	—	21,432,878	—	21,432,878
Sweden	—	16,163,214	—	16,163,214
Switzerland	—	87,068,237	—	87,068,237
Taiwan	—	11,901,055	—	11,901,055
United Kingdom	—	156,777,166	—	156,777,166
United States	10,568,741	22,200,039	—	32,768,780
Preferred Stock(a)	—	—	3,223,296	3,223,296
Short-Term Securities	16,033,706	—	—	16,033,706

	$81,077,392	$470,061,255	$4,085,606	$555,224,253

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(427,167)	$(6,220,381)	$—	$(6,647,548)

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are options written. Options written are shown at value.

5